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                        MAINSTAY VP SERIES FUND, INC.
                              51 Madison Avenue
                          New York, New York  10010


May 4, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:     MainStay VP Series Fund, Inc.
                File Nos. 2-86082; 811-03833

Dear Sir or Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information reflecting all 19 series of the Fund that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 30, 2004 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 30, 2004.

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 973.394.4432.


Very truly yours,


/s/ Patricia DeFilippis
-----------------------
Patricia DeFilippis, Assistant Secretary